Intangible Assets	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Intangible Assets
14	INTANGIBLE ASSETS
Goodwill
The table below shows the changes in goodwill by business segment for the fiscal years ended March 31, 2024 and 2023.

	Retail Business Unit	Global Business Unit	Head office account and others	Total

	(In millions)
Gross amount of goodwill (1)	¥61,952	¥4,977	¥434,372	¥501,301
Accumulated impairment losses (1)	—	—	(105,022)	(105,022)

Net carrying amount at April 1, 2022	61,952	4,977	329,350	396,279

Transfer of Business Segment (2)	—	190,986	(190,986)	—
Impairment losses	—	—	(126,151)	(126,151)
Exchange differences	—	1,413	465	1,878

Net carrying amount	61,952	197,376	12,678	272,006
Gross amount of goodwill (1)	61,952	197,376	55,076	314,404
Accumulated impairment losses (1)	—	—	(42,398)	(42,398)

Net carrying amount at March 31, 2023	61,952	197,376	12,678	272,006

Acquisitions	—	10,986	—	10,986
Exchange differences	—	21,572	—	21,572

Net carrying amount	61,952	229,934	12,678	304,564
Gross amount of goodwill (1)	61,952	229,934	55,076	346,962
Accumulated impairment losses (1)	—	—	(42,398)	(42,398)

Net carrying amount at March 31, 2024	¥61,952	¥229,934	¥12,678	¥304,564

(1)	The goodwill where all amounts have been impaired is excluded from the gross amount of goodwill and accumulated impairment losses.
(2)
The business segment of SMFG India Credit Company Limited and its consolidated subsidiary was changed from the Head office account and others to the Global Business Unit from the beginning of the fiscal year ended March 31, 2023.

The Group has four main business segments: the Wholesale Business Unit, the Retail Business Unit, the Global Business Unit and the Global Markets Business Unit, with the remaining operations recorded in the Head office account and others.
Impairment testing of goodwill
Allocating goodwill to cash-generating units
For the purpose of impairment testing, goodwill is allocated to cash-generating units or group of cash-generating units, which represent the lowest level within the entity at which goodwill is monitored for internal purposes.
At March 31, 2024, the Group allocated goodwill to the Retail Business Unit of SMBC Consumer Finance Co., Ltd. (“SMBC Consumer Finance”) amounting to ¥56,692 million, to the Global Business Unit of SMFG India Credit Company Limited amounting to ¥213,386 million and to the Head office account and others of Sumitomo Mitsui DS Asset Management Company, Limited (“SMDAM”) amounting to ¥12,678 million.

At
March 31, 2023, the Group allocated goodwill to the Retail Business Unit of SMBC Consumer Finance amounting to ¥56,692 million, to the Global Business Unit of SMFG India Credit Company Limited amounting to ¥192,165 million and to the Head office account and others of SMDAM amounting to ¥12,678 million.
The aggregate amounts of other goodwill were ¥21,808 million and ¥10,471 million at March 31, 2024 and 2023, respectively, and they were not considered individually significant.

Timing of impairment tests
The Group performs impairment tests at least annually and whenever there is an indication that the cash-generating unit may be impaired.
Recoverable amount of cash-generating units
To determine whether an impairment loss shall be recognized, the carrying amount of a cash-generating unit is compared to its recoverable amount. The recoverable amount of a cash-generating unit is the higher of its fair value less costs to sell and its value in use.
Fair value less costs to sell
: The fair value less costs to sell is determined using an observable market price in the active market or unobservable inputs for the cash-generating unit at the date of the impairment test.
Value in use
: The value in use is determined based on discounted future cash flows, which are based on the financial plans which have been approved by management and which are valid when the impairment test is performed. The financial plans are prepared taking into account the current economic and regulatory environment, direction of the regulation and business forecasts of the individual cash-generating units. The Group determined the recoverable amounts of the primary cash-generating units based on the value in use.
The financial plans, which are used to estimate the cash flow projections of the cash-generating units, cover three to five years. The cash flow projections beyond the period covered by the financial plans are extrapolated by applying the appropriate growth rates in perpetuity.
Key assumptions used in impairment testing
The key assumptions used for the value in use calculations for the fiscal years ended March 31, 2024 and 2023 were as follows:

	SMBC Nikko Securities	SMBC Consumer Finance	SMDAM	SMFG India Credit Company Limited
For the fiscal year ended March 31, 2024:
Pre-tax discount rate	—%	8.04%	11.90%	16.80%
Growth rate	—%	1.00%	1.80%	8.00%
For the fiscal year ended March 31, 2023:
Pre-tax discount rate	7.90%	8.95%	11.30%	17.60%
Growth rate	1.00%	1.00%	1.00%	8.10%
Management considers that the
pre-tax
discount rates and the growth rates are the most sensitive key assumptions to determine the value in use of the cash-generating units.
Pre-tax
discount rate
: The
pre-tax
discount rates used to estimate the discounted cash flow of the primary cash-generating units are determined based on the Capital Asset Pricing Model (“CAPM”). The risk-free interest rate, the market risk premium and the beta factor that are used in the CAPM are determined based on market data and other external sources of information. The beta factor is determined based on a respective group of peer companies of the cash-generating units.
Growth rate
: The growth rates used to estimate the cash flow projections beyond the period covered by the financial plans, which shall cover a maximum period of five years, are determined based on the expected long-term inflation rate and long-term average growth rates for the industries. The growth rate does not exceed the long-term growth rate for the industry in which the cash-generating unit operates.

Management believes that there were no reasonably possible changes in any of the key assumptions that would lead to the recoverable amounts of the cash-generating units being below these carrying amounts for the fiscal years ended March 31, 2024 and 2023.
Recognition of impairment losses
If the recoverable amount of the cash-generating unit is less than its carrying amount, the carrying amount of the cash-generating unit is reduced to its recoverable amount, and this reduction is recognized as impairment loss of goodwill.
The recoverable amount of SMBC Nikko Securities Inc. (“SMBC Nikko Securities”) was determined based on the value in use. For the fiscal year ended March 31, 2023, the value in use of SMBC Nikko Securities decreased to less than its carrying amount, primarily due to the revision of the business plan in which the principal assumptions were those regarding departmental sales projections and expense plannings. Based on these assumptions, the recoverable amount was ¥111,219 million below the carrying amount of approximately ¥1 trillion. As a result, the Group recognized an impairment loss of ¥109,629 million on the goodwill relating to SMBC Nikko Securities, for the fiscal year ended March 31, 2023.
The impairment losses on goodwill are included in “Other expenses” in the consolidated income statements.
Other Intangible Assets
The table below shows the changes in other intangible assets for the fiscal years ended March 31, 2024 and 2023.

	Internally generated software	Purchased software	Contractual customer relationships	Trademarks	Other intangibles	Total

	(In millions)
Cost	¥841,775	¥467,821	¥188,183	¥56,693	¥110,355	¥1,664,827
Accumulated amortization and impairment losses	(525,900)	(323,227)	(127,924)	(47,706)	(43,500)	(1,068,257)

Net carrying amount at April 1, 2022	315,875	144,594	60,259	8,987	66,855	596,570

Additions	124,596	64,552	—	—	15,166	204,314
Acquisition of subsidiaries and businesses	—	—	—	—	—	—
Disposals	(819)	(1,389)	—	—	(3,029)	(5,237)
Amortization	(90,292)	(52,411)	(13,006)	(621)	(11,591)	(167,921)
Impairment losses	(17)	(6,162)	(2,524)	—	(665)	(9,368)
Exchange differences	471	1,752	667	417	1,089	4,396
Others	2,120	18,675	—	—	(10,527)	10,268

Net carrying amount	351,934	169,611	45,396	8,783	57,298	633,022

Cost	859,742	511,135	181,499	52,903	89,842	1,695,121
Accumulated amortization and impairment losses	(507,808)	(341,524)	(136,103)	(44,120)	(32,544)	(1,062,099)

Net carrying amount at March 31, 2023	351,934	169,611	45,396	8,783	57,298	633,022

Additions	155,209	79,349	—	—	29,607	264,165
Acquisition of subsidiaries and businesses	—	3,584	—	—	4,094	7,678
Disposals	(1,091)	(3,522)	—	—	(1,233)	(5,846)
Amortization	(96,503)	(59,194)	(12,339)	(653)	(14,444)	(183,133)
Impairment losses	(2)	(928)	—	(8,718)	—	(9,648)
Exchange differences	1,150	3,773	1,290	588	1,344	8,145
Others	(46)	19,943	—	—	(13,296)	6,601

Net carrying amount	410,651	212,616	34,347	—	63,370	720,984

	Internally generated software	Purchased software	Contractual customer relationships	Trademarks	Other intangibles	Total

	(In millions)
Cost	967,957	659,496	177,361	41,828	108,611	1,955,253
Accumulated amortization and impairment losses	(557,306)	(446,880)	(143,014)	(41,828)	(45,241)	(1,234,269)

Net carrying amount at March 31, 2024	¥410,651	¥212,616	¥34,347	¥—	¥63,370	¥720,984

The impairment losses on other intangible assets are included in “Other expenses” and the amortization expenses of other intangible assets are included in “General and administrative expenses” in the consolidated income statements.
The Group had ¥1,088 million and ¥631 million of contractual commitments to acquire intangible assets at March 31, 2024 and 2023, respectively.
The amounts of research and development expenditure recognized as expenses for the fiscal years ended March 31, 2024, 2023 and 2022 were nil, nil and ¥35 million, respectively, and they were included in “General and administrative expenses” in the consolidated income statements.